Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 31.97%
Communication services: 3.07%
Diversified telecommunication services: 0.25%
AT&T, Inc.#	42,997	$721,489
China Tower Corp. Ltd. Class H144A	934,000	98,083
Hellenic Telecommunications Organization SA	3,909	55,668
		875,240
Entertainment: 0.28%
Live Nation Entertainment, Inc.†#	2,761	258,430
NetEase, Inc.	30,800	554,585
Netflix, Inc.†#	386	187,936
		1,000,951
Interactive media & services: 1.85%
Alphabet, Inc. Class A†#	24,876	3,474,928
Alphabet, Inc. Class C†#	2,889	407,147
Baidu, Inc. Class A†	9,108	135,422
Meta Platforms, Inc. Class A†#	5,844	2,068,542
Tencent Holdings Ltd.	14,860	558,737
		6,644,776
Media: 0.42%
Comcast Corp. Class A#	12,535	549,660
Publicis Groupe SA	10,114	937,889
		1,487,549
Wireless telecommunication services: 0.27%
America Movil SAB de CV ADR	3,017	55,875
SK Telecom Co. Ltd.	23,707	921,013
		976,888
Consumer discretionary: 4.23%
Automobile components: 0.02%
Fuyao Glass Industry Group Co. Ltd. Class H144A	16,000	77,864
Automobiles: 1.04%
Bajaj Auto Ltd.	2,784	227,409
Bayerische Motoren Werke AG	5,860	651,961
General Motors Co.#	17,773	638,406
Honda Motor Co. Ltd.	76,800	798,502
Kia Corp.	1,887	145,928
Stellantis NV	35,080	819,067
Tesla, Inc.†#	1,789	444,530
		3,725,803
Broadline retail: 1.56%
Alibaba Group Holding Ltd.	26,600	257,535
Amazon.com, Inc.†#	31,983	4,859,497
JD.com, Inc. Class A	4,900	70,596
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Broadline retail(continued)
MercadoLibre, Inc.†#	187	$293,878
momo.com, Inc.	3,300	54,730
Naspers Ltd. Class N	331	56,601
		5,592,837
Hotels, restaurants & leisure: 0.52%
Booking Holdings, Inc.†#	130	461,139
Chipotle Mexican Grill, Inc.†#	141	322,461
DoorDash, Inc. Class A†#	1,025	101,362
DraftKings, Inc. Class A†#	2,126	74,942
McDonald’s Corp.#	2,099	622,374
Wingstop, Inc.#	1,072	275,054
		1,857,332
Household durables: 0.40%
Barratt Developments PLC	84,468	605,735
Midea Group Co. Ltd. Class A	28,699	221,064
Panasonic Holdings Corp.	61,200	606,140
		1,432,939
Specialty retail: 0.48%
AutoZone, Inc.†#	89	230,119
Boot Barn Holdings, Inc.†#	4,233	324,925
Chow Tai Fook Jewellery Group Ltd.	65,000	96,728
Five Below, Inc.†#	1,227	261,547
Floor & Decor Holdings, Inc. Class A†#	2,886	321,962
O’Reilly Automotive, Inc.†#	153	145,362
Ulta Beauty, Inc.†#	660	323,394
		1,704,037
Textiles, apparel & luxury goods: 0.21%
ANTA Sports Products Ltd.	7,000	67,907
Fila Holdings Corp.	2,447	73,193
LPP SA	18	74,063
lululemon athletica, Inc.†#	796	406,987
On Holding AG Class A†#	2,711	73,116
Samsonite International SA144A†	22,500	74,198
		769,464
Consumer staples: 0.72%
Beverages: 0.28%
Celsius Holdings, Inc.†#	2,250	122,670
Coca-Cola HBC AG†	25,141	738,660
Constellation Brands, Inc. Class A#	617	149,160
		1,010,490
Consumer staples distribution & retail: 0.35%
Cencosud SA	36,559	68,677
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail(continued)
Wal-Mart de Mexico SAB de CV	14,700	$61,800
Walmart, Inc.#	7,100	1,119,315
		1,249,792
Food products: 0.02%
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	22,400	84,487
Personal care products: 0.07%
BellRing Brands, Inc.†#	1,511	83,755
e.l.f. Beauty, Inc.†#	1,103	159,207
		242,962
Energy: 1.07%
Energy equipment & services: 0.05%
Arabian Drilling Co.	3,918	197,676
Oil, gas & consumable fuels: 1.02%
ConocoPhillips#	9,837	1,141,781
Devon Energy Corp.#	18,103	820,066
Ecopetrol SA ADR	6,637	79,113
Pembina Pipeline Corp.	22,122	761,636
Petroleo Brasileiro SA ADR	9,833	150,248
Shell PLC	21,006	688,527
		3,641,371
Financials: 5.24%
Banks: 1.79%
Al Rajhi Bank	6,101	141,458
Bangkok Bank PCL	34,900	160,019
Bank Mandiri Persero Tbk. PT	422,500	166,014
Bank Negara Indonesia Persero Tbk. PT	506,500	176,816
Bank of the Philippine Islands	35,879	67,255
Bank Polska Kasa Opieki SA	3,417	132,043
BNP Paribas SA	8,511	588,078
CaixaBank SA	137,883	567,157
China Construction Bank Corp. Class H	1,294,000	770,583
CIMB Group Holdings Bhd	50,900	64,802
Citigroup, Inc.#	17,132	881,270
Credicorp Ltd.	461	69,118
Grupo Financiero Banorte SAB de CV Class O	7,700	77,585
ING Groep NV	44,574	665,580
KB Financial Group, Inc.	2,830	118,073
National Bank of Greece SA†	9,177	63,724
Saudi Awwal Bank	9,830	98,501
Standard Bank Group Ltd.	10,031	114,115
U.S. Bancorp#	23,039	997,128
UniCredit SpA	17,898	485,367
		6,404,686
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Capital markets: 1.83%
360 ONE WAM Ltd.	18,664	$159,212
3i Group PLC	21,946	677,238
Ares Capital Corp.#	37,421	749,543
B3 SA - Brasil Bolsa Balcao	37,700	112,797
Banco BTG Pactual SA	18,704	144,667
Blackstone Secured Lending Fund#	21,874	604,597
Hong Kong Exchanges & Clearing Ltd.	3,900	133,854
Intermediate Capital Group PLC	26,947	577,218
LPL Financial Holdings, Inc.#	2,867	652,586
Man Group PLC	222,189	658,754
Oaktree Specialty Lending Corp.#	46,338	946,222
S&P Global, Inc.#	1,005	442,723
Tradeweb Markets, Inc. Class A#	7,825	711,136
		6,570,547
Financial services: 0.90%
Corebridge Financial, Inc.#	29,144	631,259
Flywire Corp.†#	4,412	102,138
LIC Housing Finance Ltd.	31,504	202,963
Mastercard, Inc. Class A#	3,027	1,291,046
Power Finance Corp. Ltd.	37,197	171,024
Visa, Inc. Class A#	3,146	819,061
		3,217,491
Insurance: 0.72%
AXA SA	24,344	792,531
BB Seguridade Participacoes SA	104,930	728,762
Cathay Financial Holding Co. Ltd.†	58,000	86,460
Ping An Insurance Group Co. of China Ltd. Class H	23,700	107,293
Sanlam Ltd.	17,087	68,002
Sompo Holdings, Inc.	16,200	792,306
		2,575,354
Health care: 3.14%
Biotechnology: 0.64%
Amgen, Inc.#	2,481	714,578
Argenx SE ADR†#	456	173,476
Exact Sciences Corp.†#	3,407	252,050
Gilead Sciences, Inc.#	7,565	612,841
Karuna Therapeutics, Inc.†#	975	308,597
Vertex Pharmaceuticals, Inc.†#	604	245,761
		2,307,303
Health care equipment & supplies: 0.87%
Boston Scientific Corp.†#	12,291	710,543
Intuitive Surgical, Inc.†#	3,458	1,166,591
Penumbra, Inc.†#	2,554	642,433
Shockwave Medical, Inc.†#	2,522	480,592
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Stryker Corp.#	309	$92,533
TransMedics Group, Inc.†#	425	33,545
		3,126,237
Health care providers & services: 0.56%
Cencora, Inc.#	2,877	590,878
Sinopharm Group Co. Ltd. Class H	26,100	68,355
UnitedHealth Group, Inc.#	2,534	1,334,075
		1,993,308
Health care technology: 0.16%
Veeva Systems, Inc. Class A†#	2,931	564,276
Life sciences tools & services: 0.03%
West Pharmaceutical Services, Inc.#	315	110,918
Pharmaceuticals: 0.88%
China Medical System Holdings Ltd.	324,000	574,266
Eli Lilly & Co.#	1,618	943,165
Novo Nordisk AS ADR#	828	85,657
Pfizer, Inc.#	26,661	767,570
Sandoz Group AG†	17,053	548,664
Zhejiang NHU Co. Ltd. Class A	33,148	79,269
Zoetis, Inc.#	868	171,317
		3,169,908
Industrials: 2.96%
Aerospace & defense: 0.08%
Embraer SA ADR†	8,022	148,006
TransDigm Group, Inc.#	137	138,589
		286,595
Building products: 0.20%
Owens Corning#	4,802	711,801
Commercial services & supplies: 0.29%
Casella Waste Systems, Inc. Class A†#	3,695	315,775
Copart, Inc.†#	14,802	725,298
		1,041,073
Construction & engineering: 0.03%
China State Construction International Holdings Ltd.	96,100	111,133
Electrical equipment: 0.83%
Advanced Energy Solution Holding Co. Ltd.	3,000	73,606
Array Technologies, Inc.†#	6,122	102,849
Emerson Electric Co.#	8,628	839,763
NEXTracker, Inc. Class A†#	3,292	154,230
nVent Electric PLC#	14,144	835,769
Shoals Technologies Group, Inc. Class A†#	9,392	145,952
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Electrical equipment(continued)
Signify NV144A	21,483	$719,074
Sociedad Quimica y Minera de Chile SA ADR	1,849	111,347
		2,982,590
Ground transportation: 0.22%
Uber Technologies, Inc.†#	11,648	717,167
United International Transportation Co.	2,610	54,809
		771,976
Industrial conglomerates: 0.46%
Bidvest Group Ltd.	6,631	91,455
Hitachi Ltd.	13,500	973,723
Siemens AG	3,166	593,889
		1,659,067
Machinery: 0.34%
AGCO Corp.#	4,701	570,748
Ashok Leyland Ltd.	69,375	151,358
Doosan Bobcat, Inc.	2,986	116,314
Fortive Corp.#	2,917	214,779
Weichai Power Co. Ltd. Class H	40,000	66,799
Yangzijiang Shipbuilding Holdings Ltd.	86,500	97,659
		1,217,657
Passenger airlines: 0.02%
Copa Holdings SA Class A	716	76,118
Professional services: 0.21%
Legalzoom.com, Inc.†#	11,375	128,537
Paycor HCM, Inc.†#	18,274	394,536
Paylocity Holding Corp.†#	1,163	191,721
Verisk Analytics, Inc.#	55	13,137
		727,931
Trading companies & distributors: 0.26%
BOC Aviation Ltd.144A	11,900	90,982
Ferguson PLC#	4,406	850,666
		941,648
Transportation infrastructure: 0.02%
Grupo Aeroportuario del Sureste SAB de CV ADR	274	80,630
Information technology: 9.57%
Communications equipment: 0.07%
Arista Networks, Inc.†#	1,013	238,572
Electronic equipment, instruments & components: 0.07%
Chroma ATE, Inc.	16,000	111,044
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
E Ink Holdings, Inc.	14,000	$89,865
Tripod Technology Corp.	11,000	69,891
		270,800
IT services: 0.45%
Infosys Ltd. ADR	14,183	260,684
MongoDB, Inc.†#	2,792	1,141,509
Wix.com Ltd.†#	1,624	199,784
		1,601,977
Semiconductors & semiconductor equipment: 3.18%
Advanced Micro Devices, Inc.†#	2,672	393,880
Allegro MicroSystems, Inc.†#	23,998	726,419
ASE Technology Holding Co. Ltd.	20,000	87,975
ASMPT Ltd.	8,500	81,098
Broadcom, Inc.#	1,216	1,357,360
KLA Corp.#	1,836	1,067,267
Marvell Technology, Inc.#	1,674	100,959
MediaTek, Inc.	4,000	132,288
Microchip Technology, Inc.#	8,074	728,113
Monolithic Power Systems, Inc.#	1,193	752,521
NVIDIA Corp.#	7,634	3,780,509
Realtek Semiconductor Corp.	7,500	115,223
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	1,043,385
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	9,219	958,776
Vanguard International Semiconductor Corp.	31,000	82,322
		11,408,095
Software: 3.67%
Adobe, Inc.†#	1,593	950,384
Clearwater Analytics Holdings, Inc. Class A†#	9,051	181,292
Crowdstrike Holdings, Inc. Class A†#	1,892	483,065
Datadog, Inc. Class A†#	2,326	282,330
DoubleVerify Holdings, Inc.†#	5,657	208,064
Dynatrace, Inc.†#	8,129	444,575
Fair Isaac Corp.†#	472	549,413
Intuit, Inc.#	571	356,892
Microsoft Corp.#	20,141	7,573,822
Open Text Corp.	18,646	783,665
Oracle Corp.#	1,886	198,841
Palo Alto Networks, Inc.†#	1,424	419,909
Procore Technologies, Inc.†#	4,435	306,991
Salesforce, Inc.†#	335	88,152
ServiceNow, Inc.†#	451	318,627
		13,146,022
Technology hardware, storage & peripherals: 2.13%
Apple, Inc.#	28,286	5,445,904
Dell Technologies, Inc. Class C#	9,954	761,481
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals(continued)
Lenovo Group Ltd.	170,000	$237,741
Samsung Electronics Co. Ltd.	19,889	1,207,198
		7,652,324
Materials: 0.64%
Chemicals: 0.22%
Hengli Petrochemical Co. Ltd. Class A†	48,000	89,134
Linde PLC#	1,722	707,243
		796,377
Metals & mining: 0.42%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284)♦†˃	42,660	0
Baoshan Iron & Steel Co. Ltd. Class A	63,900	53,429
Fortescue Metals Group Ltd.	29,250	578,438
Reliance Steel & Aluminum Co.#	2,207	617,254
Southern Copper Corp.	1,628	140,122
Vale SA	7,000	110,871
		1,500,114
Real estate: 0.86%
Office REITs : 0.06%
Embassy Office Parks REIT	53,235	207,691
Real estate management & development: 0.06%
China Resources Land Ltd.	32,050	114,926
Corp. Inmobiliaria Vesta SAB de CV ADR	2,300	91,126
		206,052
Retail REITs : 0.46%
Brixmor Property Group, Inc.#	32,281	751,179
Simon Property Group, Inc.#	6,368	908,332
		1,659,511
Specialized REITs : 0.28%
Equinix, Inc.#	196	157,856
VICI Properties, Inc.#	27,053	862,450
		1,020,306
Utilities: 0.47%
Electric utilities: 0.10%
Cia Paranaense de Energia	51,400	100,436
Power Grid Corp. of India Ltd.	85,864	244,754
		345,190
Gas utilities: 0.11%
ENN Energy Holdings Ltd.	11,000	81,002
GAIL India Ltd.	96,495	187,972
Mahanagar Gas Ltd.	8,836	127,474
		396,448
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.06%
NHPC Ltd.	283,721	$220,257
Multi-utilities: 0.20%
Engie SA	41,811	734,731
Total common stocks (Cost $88,306,882)		114,625,172

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 41.46%
Communications: 6.19%
Advertising: 0.72%
Clear Channel Outdoor Holdings, Inc.144A	7.50%	6-1-2029	$670,000	557,085
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	580,000	605,210
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	510,000	454,663
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	290,000	280,313
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	650,000	682,591
				2,579,862
Internet: 1.58%
Arches Buyer, Inc.144A	4.25	6-1-2028	420,000	380,367
Arches Buyer, Inc.144A	6.13	12-1-2028	1,100,000	951,500
Cablevision Lightpath LLC144A	3.88	9-15-2027	550,000	482,980
Cablevision Lightpath LLC144A	5.63	9-15-2028	375,000	295,541
Match Group Holdings II LLC144A	5.63	2-15-2029	1,850,000	1,796,812
Uber Technologies, Inc.144A	4.50	8-15-2029	1,860,000	1,774,378
				5,681,578
Media: 3.80%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,775,000	2,255,040
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,532,523
CSC Holdings LLC144A	5.75	1-15-2030	1,480,000	921,300
CSC Holdings LLC144A	11.25	5-15-2028	615,000	633,671
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	380,000	357,039
DISH Network Corp.144A	11.75	11-15-2027	535,000	558,464
Gray Escrow II, Inc.144A	5.38	11-15-2031	2,450,000	1,848,521
Nexstar Media, Inc.144A	5.63	7-15-2027	650,000	628,518
Scripps Escrow II, Inc.144A	5.38	1-15-2031	825,000	605,467
Scripps Escrow, Inc.144A	5.88	7-15-2027	1,420,000	1,261,571
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,595,000	1,421,269
Townsquare Media, Inc.144A	6.88	2-1-2026	1,620,000	1,586,952
				13,610,335
Telecommunications: 0.09%
CommScope, Inc.144A	6.00	3-1-2026	365,000	325,390
Consumer, cyclical: 6.70%
Airlines: 0.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	270,833	268,880
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90%	1-15-2026	$404,081	$380,964
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	790,000	744,292
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	500,000	359,584
				1,753,720
Apparel: 0.45%
Crocs, Inc.144A	4.13	8-15-2031	370,000	313,091
Crocs, Inc.144A	4.25	3-15-2029	1,000,000	895,734
Hanesbrands, Inc.144A	4.88	5-15-2026	440,000	424,430
				1,633,255
Auto manufacturers: 0.17%
Ford Motor Co.	4.75	1-15-2043	720,000	594,345
Distribution/wholesale: 0.34%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,205,000	1,210,672
Entertainment: 1.44%
CCM Merger, Inc.144A	6.38	5-1-2026	2,720,000	2,652,000
Churchill Downs, Inc.144A	4.75	1-15-2028	570,000	546,286
Churchill Downs, Inc.144A	6.75	5-1-2031	185,000	187,763
Cinemark USA, Inc.144A	5.25	7-15-2028	540,000	495,398
Cinemark USA, Inc.144A	5.88	3-15-2026	200,000	195,752
Cinemark USA, Inc.144A	8.75	5-1-2025	561,000	563,805
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	545,000	540,019
				5,181,023
Home builders: 0.26%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	225,000	217,661
Tri Pointe Homes, Inc.	5.70	6-15-2028	710,000	700,237
				917,898
Housewares: 0.26%
Newell Brands, Inc.	5.20	4-1-2026	930,000	917,176
Leisure time: 0.90%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,130,000	1,229,913
NCL Corp. Ltd.144A	5.88	3-15-2026	905,000	884,328
NCL Corp. Ltd.144A	5.88	2-15-2027	405,000	401,504
NCL Corp. Ltd.144A	7.75	2-15-2029	495,000	497,997
NCL Corp. Ltd.144A	8.13	1-15-2029	210,000	219,362
				3,233,104
Retail: 2.39%
Bath & Body Works, Inc.144A	6.63	10-1-2030	640,000	654,113
Dave & Buster’s, Inc.144A	7.63	11-1-2025	325,000	329,062
FirstCash, Inc.144A	4.63	9-1-2028	910,000	849,434
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75%	2-15-2026	$1,478,000	$1,417,779
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	965,000	926,338
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	940,000	889,386
Michaels Cos., Inc.144A	7.88	5-1-2029	975,000	613,850
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,100,000	1,057,041
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	270,000	254,552
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	930,000	904,721
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	640,000	682,998
				8,579,274
Consumer, non-cyclical: 5.98%
Commercial services: 3.04%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,425,000	1,161,794
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	600,000	596,849
CoreCivic, Inc.	8.25	4-15-2026	2,475,000	2,517,947
Grand Canyon University	5.13	10-1-2028	1,000,000	894,160
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,405,000	1,141,404
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	1,140,000	581,400
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	650,000	646,210
Sabre Global, Inc.144A	8.63	6-1-2027	187,000	170,174
Sabre Global, Inc.144A	11.25	12-15-2027	1,910,000	1,876,630
Upbound Group, Inc.144A	6.38	2-15-2029	1,390,000	1,304,529
				10,891,097
Food: 0.49%
B&G Foods, Inc.	5.25	9-15-2027	325,000	295,248
B&G Foods, Inc.144A	8.00	9-15-2028	1,390,000	1,459,560
				1,754,808
Healthcare-services: 2.45%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	920,000	888,878
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	750,000	627,260
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	225,000	224,246
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	909,072
IQVIA, Inc.144A	6.50	5-15-2030	760,000	779,082
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	965,000	859,352
Select Medical Corp.144A	6.25	8-15-2026	750,000	753,731
Star Parent, Inc.144A	9.00	10-1-2030	930,000	980,083
Tenet Healthcare Corp.	4.88	1-1-2026	475,000	469,648
Tenet Healthcare Corp.144A	6.75	5-15-2031	1,490,000	1,522,854
Toledo Hospital	6.02	11-15-2048	1,000,000	780,220
				8,794,426
Energy: 7.74%
Energy-alternate sources: 1.02%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	2,460,000	1,211,503
TerraForm Power Operating LLC144A	5.00	1-31-2028	2,530,000	2,457,676
				3,669,179
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas: 2.04%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25%	2-15-2026	$1,345,000	$1,351,725
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,225,000	1,206,625
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	375,000	362,136
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,470,000	1,464,337
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	60,000	63,566
Nabors Industries Ltd.144A	7.50	1-15-2028	725,000	626,943
Nabors Industries, Inc.144A	7.38	5-15-2027	890,000	871,918
Nabors Industries, Inc.144A	9.13	1-31-2030	60,000	60,244
Southwestern Energy Co.	4.75	2-1-2032	1,390,000	1,286,044
				7,293,538
Oil & gas services: 0.79%
Bristow Group, Inc.144A	6.88	3-1-2028	1,885,000	1,809,745
Oceaneering International, Inc.	6.00	2-1-2028	600,000	581,568
Oceaneering International, Inc.144A	6.00	2-1-2028	460,000	445,869
				2,837,182
Pipelines: 3.89%
Buckeye Partners LP144A	4.50	3-1-2028	475,000	447,533
Buckeye Partners LP	5.85	11-15-2043	425,000	344,292
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,415,000	1,340,860
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	540,000	559,417
DT Midstream, Inc.144A	4.13	6-15-2029	190,000	174,797
DT Midstream, Inc.144A	4.38	6-15-2031	950,000	856,932
EnLink Midstream LLC144A	6.50	9-1-2030	1,020,000	1,041,390
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	1,022,630
Harvest Midstream I LP144A	7.50	9-1-2028	965,000	959,287
Hess Midstream Operations LP144A	5.50	10-15-2030	315,000	304,875
Kinetik Holdings LP144A	5.88	6-15-2030	975,000	956,526
Kinetik Holdings LP144A	6.63	12-15-2028	175,000	178,292
Rockies Express Pipeline LLC144A	4.95	7-15-2029	250,000	239,044
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	836,452
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,645,000	1,529,098
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,340,000	1,332,750
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,200,000	1,199,379
Venture Global LNG, Inc.144A	9.88	2-1-2032	595,000	619,775
				13,943,329
Financial: 7.25%
Banks: 1.95%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	1,500,000	1,336,840
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	1,000,000	930,086
Citizens Financial Group, Inc. Series F (5 Year Treasury Constant Maturity+5.31%)ʊ±	5.65	10-6-2025	2,000,000	1,897,335
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Fifth Third Bancorp Series L (5 Year Treasury Constant Maturity+4.22%)ʊ±	4.50%	9-30-2025	$2,000,000	$1,855,116
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	1,000,000	964,320
				6,983,697
Diversified financial services: 2.47%
Enact Holdings, Inc.144A	6.50	8-15-2025	2,240,000	2,233,057
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	855,000	836,154
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	610,000	605,425
Navient Corp.	5.00	3-15-2027	495,000	477,900
Navient Corp.	11.50	3-15-2031	60,000	65,724
OneMain Finance Corp.	7.13	3-15-2026	720,000	733,528
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,215,000	1,180,069
PRA Group, Inc.144A	5.00	10-1-2029	1,630,000	1,345,101
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	615,000	522,460
United Wholesale Mortgage LLC144A	5.50	11-15-2025	360,000	357,724
United Wholesale Mortgage LLC144A	5.50	4-15-2029	515,000	487,556
				8,844,698
Insurance: 1.10%
AmWINS Group, Inc.144A	4.88	6-30-2029	910,000	831,043
AssuredPartners, Inc.144A	5.63	1-15-2029	1,150,000	1,073,580
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,690,000	1,577,529
HUB International Ltd.144A	5.63	12-1-2029	365,000	348,199
HUB International Ltd.144A	7.25	6-15-2030	125,000	132,029
				3,962,380
REITS: 1.73%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	345,000	343,987
Iron Mountain, Inc.144A	4.50	2-15-2031	670,000	606,697
Iron Mountain, Inc.144A	5.25	7-15-2030	1,615,000	1,537,331
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	800,000	789,175
Service Properties Trust	4.75	10-1-2026	300,000	279,938
Service Properties Trust	5.25	2-15-2026	315,000	305,802
Service Properties Trust144A	8.63	11-15-2031	825,000	864,132
Starwood Property Trust, Inc.144A	4.38	1-15-2027	930,000	876,460
Starwood Property Trust, Inc.	4.75	3-15-2025	600,000	592,020
				6,195,542
Industrial: 4.07%
Aerospace/defense: 0.73%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	710,000	776,935
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	960,000	1,031,975
TransDigm, Inc.	7.50	3-15-2027	800,000	804,049
				2,612,959
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 0.71%
Camelot Return Merger Sub, Inc.144A	8.75%	8-1-2028	$1,580,000	$1,603,746
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	935,000	954,981
				2,558,727
Hand/machine tools: 0.50%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	775,000	805,013
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,215,613	1,008,959
				1,813,972
Machinery-diversified: 0.52%
Chart Industries, Inc.144A	7.50	1-1-2030	190,000	198,597
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	342,144
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,365,000	1,340,917
				1,881,658
Packaging & containers: 1.15%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	545,000	461,330
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	450,000	448,388
Berry Global, Inc.144A	5.63	7-15-2027	1,205,000	1,196,005
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,295,000	1,207,415
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	300,000	305,304
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	250,000	253,472
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	225,000	238,568
				4,110,482
Trucking & leasing: 0.46%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	538,520
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	1,107,000	1,103,456
				1,641,976
Technology: 1.40%
Computers: 0.73%
McAfee Corp.144A	7.38	2-15-2030	390,000	356,168
Seagate HDD Cayman	4.13	1-15-2031	881,000	786,974
Seagate HDD Cayman144A	8.25	12-15-2029	125,000	134,816
Seagate HDD Cayman144A	8.50	7-15-2031	805,000	873,670
Western Digital Corp.	4.75	2-15-2026	455,000	446,363
				2,597,991
Software: 0.67%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	570,000	517,091
Cloud Software Group, Inc.144A	6.50	3-31-2029	635,000	604,800
Cloud Software Group, Inc.144A	9.00	9-30-2029	740,000	703,335
SS&C Technologies, Inc.144A	5.50	9-30-2027	600,000	591,440
				2,416,666
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 2.13%
Electric: 2.13%
NextEra Energy Operating Partners LP144A	4.50%	9-15-2027		$495,000	$476,447
NextEra Energy Operating Partners LP144A	7.25	1-15-2029		515,000	539,157
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025		209,041	207,212
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		2,425,000	2,293,709
PG&E Corp.	5.25	7-1-2030		2,100,000	2,025,546
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		1,155,000	1,137,675
Vistra Operations Co. LLC144A	5.63	2-15-2027		320,000	315,646
Vistra Operations Co. LLC144A	7.75	10-15-2031		620,000	643,925
					7,639,317
Total corporate bonds and notes (Cost $154,371,623)					148,661,256
Foreign corporate bonds and notes: 4.05%
Financial: 4.05%
Banks: 4.05%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,000,000	3,017,096
AIB Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.63%)ʊ±	6.25	6-23-2025	EUR	2,000,000	2,186,338
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.53%)ʊ±	4.38	1-14-2026	EUR	3,000,000	3,045,909
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	1,400,000	1,634,002
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.36%)ʊ±	6.13	10-9-2025	EUR	2,600,000	2,766,223
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,600,000	1,867,707
					14,517,275
Total foreign corporate bonds and notes (Cost $15,741,723)					14,517,275
Loans: 3.58%
Communications: 0.42%
Advertising: 0.10%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	9.14	8-21-2026		$371,144	366,813
Media: 0.32%
CSC Holdings LLC (1 Month LIBOR+2.25%)±	7.73	7-17-2025		435,000	427,235
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	10.65	8-2-2027		432,790	432,305
Hubbard Radio LLC (1 Month LIBOR+4.25%)±	9.73	3-28-2025		325,641	265,398
					1,124,938
Consumer, cyclical: 0.58%
Airlines: 0.48%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77	6-21-2027		1,067,500	1,102,578
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.17	10-20-2027		598,526	612,179
					1,714,757
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.02%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.36%	8-8-2027	$84,575	$84,645
Retail: 0.08%
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.21	2-11-2028	275,000	271,562
Consumer, non-cyclical: 1.20%
Commercial services: 1.06%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.48	3-23-2027	2,593,446	2,641,140
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	379,031	364,438
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%)±	9.89	12-15-2028	239,391	185,477
Sotheby’s (U.S. SOFR 3 Month+4.50%)±	10.16	1-15-2027	628,393	619,363
				3,810,418
Healthcare-services: 0.14%
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.50%)±	8.86	12-19-2030	490,884	492,318
Energy: 0.65%
Pipelines: 0.65%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.75%)±	9.21	4-13-2028	275,000	274,830
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.97	9-29-2028	548,955	550,558
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.71	10-31-2028	905,874	905,122
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.96	9-19-2029	619,930	620,513
				2,351,023
Financial: 0.73%
Diversified financial services: 0.11%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+4.25%)±	9.86	4-30-2024	633,904	401,578
Insurance: 0.62%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.72	12-23-2026	1,584,892	1,579,614
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.61	1-31-2028	200,000	190,166
HUB International Ltd. (U.S. SOFR 3 Month+4.25%)±	9.66	6-20-2030	443,887	445,561
				2,215,341
Total loans (Cost $12,864,371)				12,833,393
Municipal obligations: 3.34%
California: 0.59%
Education revenue: 0.38%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	1,115,000	1,045,993
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	325,000	324,647
				1,370,640
Tobacco revenue: 0.21%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	752,437
				2,123,077
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.12%
Health revenue: 0.12%
Denver Health & Hospital Authority Series B	5.15%	12-1-2026	$445,000	$443,337
Florida: 0.49%
Education revenue: 0.18%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43	6-1-2027	650,000	649,141
Water & sewer revenue: 0.31%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,250,000	1,102,447
				1,751,588
Georgia: 0.05%
Health revenue: 0.05%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	200,000	194,483
Guam: 0.14%
Airport revenue: 0.14%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	519,900
Illinois: 0.35%
GO revenue: 0.35%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,239,558
Indiana: 0.13%
Health revenue: 0.13%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	469,121
Iowa: 0.33%
Housing revenue: 0.33%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,165,499
Louisiana: 0.17%
Health revenue: 0.17%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	630,000	602,414
New Jersey: 0.26%
Education revenue: 0.26%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	931,211
New York: 0.19%
Education revenue: 0.07%
Yonkers Economic Development Corp. Charter School of Educational Excellence Series B	4.50	10-15-2024	275,000	271,088
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.05%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25%	11-1-2028	$180,000	$170,123
Utilities revenue: 0.07%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	250,000	244,195
				685,406
Oklahoma: 0.13%
Health revenue: 0.13%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	448,802
Texas: 0.16%
Industrial development revenue: 0.16%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	581,932
Wisconsin: 0.23%
Education revenue: 0.23%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	830,000	809,628
Total municipal obligations (Cost $12,877,668)				11,965,956

	Dividend rate	Shares
Preferred stocks: 0.19%
Financials: 0.04%
Banks: 0.04%
Itau Unibanco Holding SA	0.04	18,100	125,931
Information technology: 0.13%
Technology hardware, storage & peripherals: 0.13%
Samsung Electronics Co. Ltd.	0.27	9,695	467,168
Materials: 0.02%
Chemicals: 0.02%
LG Chem Ltd.	7.64	369	88,558
Total preferred stocks (Cost $604,225)			681,657

	Interest rate		Principal
Yankee corporate bonds and notes: 11.64%
Communications: 0.27%
Telecommunications: 0.27%
Altice France SA144A	8.13	2-1-2027	$1,050,000	967,922
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.47%
Airlines: 0.60%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$1,355,000	$1,456,625
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	820,000	693,968
				2,150,593
Entertainment: 0.20%
Banijay Entertainment SASU144A	8.13	5-1-2029	705,000	725,822
Leisure time: 1.67%
Carnival Corp.144A	4.00	8-1-2028	650,000	604,330
Carnival Corp.144A	6.00	5-1-2029	1,145,000	1,101,725
Carnival Corp.144A	7.00	8-15-2029	245,000	255,809
Carnival Corp.144A	7.63	3-1-2026	340,000	346,148
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	160,000	158,387
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,525,000	1,505,570
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	585,000	629,239
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	1,270,000	1,381,975
				5,983,183
Consumer, non-cyclical: 0.37%
Pharmaceuticals: 0.37%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	655,000	669,410
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	654,349
				1,323,759
Energy: 0.62%
Oil & gas: 0.24%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	820,000	852,800
Pipelines: 0.38%
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,430,000	1,386,320
Financial: 6.32%
Banks: 5.65%
BNP Paribas SA (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.15%)144Aʊ±	6.63	3-25-2024	1,300,000	1,290,270
Credit Agricole SA (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year+4.90%)144Aʊ±	7.88	1-23-2024	750,000	750,276
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%)ʊ±	7.00	6-26-2025	2,300,000	2,262,625
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+4.37%)ʊ±	6.38	3-30-2025	2,000,000	1,974,487
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year+4.20%)ʊ±	6.75	4-16-2024	3,800,000	3,776,250
Lloyds Banking Group PLC (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year+4.76%)ʊ±	7.50	6-27-2024	3,665,000	3,627,992
NatWest Group PLC (5 Year Treasury Constant Maturity+3.10%)ʊ±	4.60	6-28-2031	1,500,000	1,125,637
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%)ʊ±	5.13%	5-13-2025	$2,000,000	$1,916,540
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%)144Aʊ±	8.00	9-29-2025	3,535,000	3,532,373
				20,256,450
Diversified financial services: 0.67%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,430,000	1,338,720
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,000,000	1,047,350
				2,386,070
Industrial: 1.20%
Aerospace/defense: 0.35%
Bombardier, Inc.144A	7.13	6-15-2026	637,000	634,026
Bombardier, Inc.144A	8.75	11-15-2030	595,000	633,498
				1,267,524
Electronics: 0.51%
Sensata Technologies BV144A	4.00	4-15-2029	1,335,000	1,240,636
Sensata Technologies BV144A	5.88	9-1-2030	580,000	576,239
				1,816,875
Trucking & leasing: 0.34%
Fly Leasing Ltd.144A	7.00	10-15-2024	1,255,000	1,211,075
Utilities: 0.39%
Electric: 0.39%
Drax Finco PLC144A	6.63	11-1-2025	1,430,000	1,404,316
Total yankee corporate bonds and notes (Cost $42,185,431)				41,732,709

		Yield	Shares
Short-term investments: 3.12%
Investment companies: 3.12%
Allspring Government Money Market Fund Select Class♠∞		5.28	11,187,122	11,187,122
Total short-term investments (Cost $11,187,122)				11,187,122
Total investments in securities (Cost $338,139,045)	99.35%			356,204,540
Other assets and liabilities, net	0.65			2,327,234
Total net assets	100.00%			$358,531,774

See accompanying notes to portfolio of investments
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,367,286	$24,910,416	$(25,090,580)	$0	$0	$11,187,122	11,187,122	$172,191
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	14,031,410	EUR	12,785,000	Citibank N.A.	4-2-2024	$0	$(134,548)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	20	3-19-2024	$2,198,726	$2,257,813	$59,087	$0
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 21

Portfolio of investments—December 31, 2023 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	970,000	$57,457	$34,472	$22,985	$0
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(380)	$(2,869,000)	$75.50	1-5-2024	$(14,820)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(264)	(2,032,800)	77.00	1-12-2024	(3,432)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(275)	(2,172,500)	79.00	1-26-2024	(1,375)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,082)	(4,436,200)	41.00	1-5-2024	(10,279)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,097)	(4,607,400)	42.00	1-12-2024	(7,130)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,789)	(7,513,800)	42.00	1-19-2024	(20,573)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(845)	(3,633,500)	43.00	1-26-2024	(6,338)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(273)	(1,160,250)	42.50	1-26-2024	(2,730)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(6)	(10,650,000)	17,750.00	1-5-2024	(285)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(6)	(11,040,000)	18,400.00	1-12-2024	(480)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(5)	(9,337,500)	18,675.00	1-19-2024	(525)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(5)	(9,237,500)	18,475.00	1-26-2024	(1,875)
Russell 2000 Index	Morgan Stanley Co.	(21)	(4,189,500)	1,995.00	1-5-2024	(82,215)
Russell 2000 Index	Morgan Stanley Co.	(23)	(4,956,500)	2,155.00	1-12-2024	(5,980)
Russell 2000 Index	Morgan Stanley Co.	(17)	(3,910,000)	2,300.00	1-19-2024	(935)
Russell 2000 Index	Morgan Stanley Co.	(15)	(3,262,500)	2,175.00	1-26-2024	(8,100)
S&P 500 Index	Morgan Stanley Co.	(10)	(4,900,000)	4,900.00	1-5-2024	(200)
S&P 500 Index	Morgan Stanley Co.	(3)	(1,431,000)	4,770.00	1-5-2024	(7,860)
S&P 500 Index	Morgan Stanley Co.	(14)	(7,070,000)	5,050.00	1-12-2024	(210)
S&P 500 Index	Morgan Stanley Co.	(17)	(8,797,500)	5,175.00	1-19-2024	(255)
S&P 500 Index	Morgan Stanley Co.	(18)	(9,180,000)	5,100.00	1-26-2024	(990)
SPDR Euro STOXX 50 ETF	Morgan Stanley Co.	(72)	(352,800)	49.00	1-5-2024	(252)
SPDR Euro STOXX 50 ETF	Morgan Stanley Co.	(73)	(365,000)	50.00	1-12-2024	(219)
SPDR Euro STOXX 50 ETF	Morgan Stanley Co.	(68)	(340,000)	50.00	1-19-2024	(374)
SPDR Euro STOXX 50 ETF	Morgan Stanley Co.	(69)	(351,900)	51.00	1-26-2024	(242)
						$(177,674)
See accompanying notes to portfolio of investments
22 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price.  Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
Allspring Diversified Income Builder Fund | 23

Notes to portfolio of investments—December 31, 2023 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
24 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 25

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$10,064,391	$921,013	$0	$10,985,404
Consumer discretionary	14,941,155	219,121	0	15,160,276
Consumer staples	2,587,731	0	0	2,587,731
Energy	3,839,047	0	0	3,839,047
Financials	17,423,820	1,344,258	0	18,768,078
Health care	11,271,950	0	0	11,271,950
Industrials	10,437,096	171,123	0	10,608,219
Information technology	33,110,592	1,207,198	0	34,317,790
Materials	2,185,620	110,871	0	2,296,491
Real estate	3,093,560	0	0	3,093,560
Utilities	1,596,190	100,436	0	1,696,626
Corporate bonds and notes	0	148,661,256	0	148,661,256
Foreign corporate bonds and notes	0	14,517,275	0	14,517,275
Loans	0	12,833,393	0	12,833,393
Municipal obligations	0	11,965,956	0	11,965,956
Preferred stocks
Financials	0	125,931	0	125,931
Information technology	0	467,168	0	467,168
Materials	0	88,558	0	88,558
Yankee corporate bonds and notes	0	41,732,709	0	41,732,709
Short-term investments
Investment companies	11,187,122	0	0	11,187,122
	121,738,274	234,466,266	0	356,204,540
Futures contracts	59,087	0	0	59,087
Swap contracts	0	22,985	0	22,985
Total assets	$121,797,361	$234,489,251	$0	$356,286,612
Liabilities
Forward foreign currency contracts	$0	$134,548	$0	$134,548
Written options	177,674	0	0	177,674
Total liabilities	$177,674	$134,548	$0	$312,222
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2023, $ 186,000  was segregated as cash collateral for these open futures contracts and $42,794  was segregated as cash collateral for swap contracts.  The Fund also had $530,000 segregated as cash collateral for open forward foreign currency contracts.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
26 | Allspring Diversified Income Builder Fund